Commitments and Contingent Liabilities (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Jun. 29, 2020	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [text block] [Abstract]
Grants total				$ 146,000
Liability to pay the IIA royalties for future sales	$ 374,000			$ 140,000	$ 108,000
Royalties payable, description	Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.			Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.
Royalties paid				$ 9,000
Share and asset purchase agreement, description			As a result of a commercial dispute relating to the Share and Asset Purchase Agreement with respect to NetNut’s acquisition (as further described in Note (17a)), on June 25, 2020, the Company entered into a settlement and release of claims agreement (the “Settlement Agreement”) with certain former shareholders of NetNut (the “Settling Shareholders”), consisting of 80% of the holdings of the former shareholders of NetNut, pursuant to which the Company will make certain payments to the Settling Shareholders in lieu of paying the Earnout Amount.
Description of settlement agreement		the Company paid $1.6 million on behalf of the Settlement Agreement. Also, based on the Settlement Agreement terms, the Company committed to pay by April 30, 2021 an additional earn-out payment ranging between $440 thousand and $800 thousand, depending on NetNut’s financial results for 2020.
Final earn-out payment				440,000
Payments of shares and asset purchase agreement				475,000
Total contingent consideration				$ 915,000